Fair value (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Fair Value [Abstract]
Summary of the Analysis of Assets and Liabilities Recorded at Fair Value on a Recurring Basis by Level of the Fair Value Hierarchy
The following tables provide an analysis of financial instruments recorded at fair value on a recurring basis by level of the fair value hierarchy.

	Fair value hierarchy

June 30, 2026	Level I	Level II	Level III	Total

Shares	5	-	5	10

Debt securities	4,350	45,248	695	50,293

Money market and other short-term investments	1,812	396	1	2,209

Other investments at fair value	-	29	-	29

Total financial assets measured at FVOCI	6,167	45,673	701	52,541

Shares	185	13	49	247

Debt securities	12	2,019	127	2,158

Money market and other short-term investments	1,089	-	-	1,089

Loans	-	-	84	84

Other investments at fair value	21	2	3,944	3,967

Derivatives	60	621	-	681

Investments - Policyholder risk	76,213	21,218	96	97,527

Total financial assets measured at FVPL	77,579	23,873	4,299	105,752

Total financial assets measured at fair value	83,746	69,546	5,000	158,293

Investment contracts without DPF - Policyholder risk	-	28,269	-	28,269

Derivatives	8	1,262	-	1,269

Total financial liabilities measured at fair value	8	29,531	-	29,538

	Fair value hierarchy

December 31, 2025	Level I	Level II	Level III	Total

Shares	5	-	5	10

Debt securities	4,165	42,717	528	47,411

Money market and other short-term investments	2,102	207	-	2,308

Other investments at fair value	-	27	1	28

Total financial assets measured at FVOCI	6,272	42,951	533	49,757

Shares	179	30	54	263

Debt securities	253	2,075	110	2,438

Money market and other short-term investments	1,708	160	-	1,868

Loans	-	-	82	82

Other investments at fair value	18	716	3,987	4,721

Derivatives	14	464	8	485

Investments - Policyholder risk	89,715	125,710	389	215,814

Total financial assets measured at FVPL	91,886	129,156	4,630	225,671

Total financial assets measured at fair value	98,158	172,107	5,163	275,428

Investment contracts without DPF - Policyholder risk	-	85,161	-	85,161

Derivatives	50	1,419	-	1,469

Total financial liabilities measured at fair value	50	86,580	-	86,630

Disclosures of Changes in Level 3 Assets
Movements in Level III financial instruments measured at fair value
The following table summarizes the change of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level III), including realized and unrealized gains (losses) of all assets and liabilities and unrealized gains (losses) of all assets and liabilities still held at the end of the respective period.

	On January 1, 2026	Total gains / (losses) in income statement 1	Total gains / (losses) in OCI 2	Purch- ases	Sales	Settle- ments	Net ex- change difference	Trans- fers from levels I and II	Transfers to levels I and II	Transfers to disposal groups	On June 30, 2026	Total URGL for the period 3
Shares	5	-	-	-	-	-	-	-	-	-	5	-
Debt securities	528	4	5	78	(46)	(51)	17	162	(3)	-	695	-
Money markets and other short-term investments	-	-	-	1	-	-	-	-	-	-	1	-
Other investments at fair value	1	-	-	-	-	-	-	-	-	-	-	-
Total FVOCI	533	4	5	79	(46)	(51)	17	162	(3)	-	701	-
Shares	54	(2)	-	4	(10)	-	1	1	-	-	49	(2)
Debt securities	110	1	-	13	(22)	(3)	3	24	-	-	127	(1)
Loans	82	(1)	-	1	-	-	2	-	-	-	84	(1)
Other investments	3,987	(156)	-	147	(141)	-	107	-	-	-	3,944	(90)
Derivatives	8	2	-	-	-	-	-	-	-	(10)	-	-
Investments -
Policyholder risk	389	4	-	14	(10)	-	4	-	-	(307)	96	-
Total FVPL	4,630	(151)	-	178	(183)	(3)	118	25	-	(316)	4,299	(94)
Total financial assets	5,163	(147)	5	257	(229)	(53)	136	188	(3)	(316)	5,000	(94)

	On January 1, 2025	Disposal of a business	Total gains / (losses) in income statement 1	Total gains / (losses) in OCI 2	Purch- ases	Sales	Settle- ments	Net ex- change differ- ence	Trans- fers from levels I and II	Trans- fers to levels I and II	On December 31, 2025	Total URGL for the period 3
Shares	4	-	-	-	-	-	-	-	-	-	5	-
Debt securities	799	-	7	5	124	(82)	(86)	(84)	71	(226)	528	-
Other	-	-	-	(1)	1	-	-	-	-	-	1	-
Total FVOCI	803	-	7	5	125	(83)	(86)	(84)	71	(226)	533	-
Shares	86	-	7	-	17	(46)	-	(9)	-	-	54	7
Debt securities	107	-	-	-	2	(1)	(5)	(13)	23	(2)	110	-
Loans	82	-	4	-	12	(5)	-	(10)	-	-	82	3
Other investments	4,457	-	(9)	-	463	(400)	-	(525)	-	-	3,987	16
Derivatives	9	-	-	-	-	(1)	-	-	-	-	8	(1)
Investments - Policyholder risk	312	(14)	(36)	-	320	(38)	-	(28)	-	(127)	389	1
Total FVPL	5,053	(14)	(35)	-	815	(491)	(5)	(585)	23	(129)	4,630	26
Total financial assets	5,856	(14)	(28)	5	940	(573)	(90)	(670)	93	(355)	5,163	26

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items Unrealized gains / (losses) on financial assets measured at FVOCI and Realized gains / (losses) on disposal of financial assets measured at FVOCI of the statement of comprehensive income.

3	Total unrealized gains / (losses) for the period recorded in the P&L during which the financial instrument was in Level III.

Carrying Values and Estimated Fair Values of Assets and Liabilities
The following table presents the carrying values and estimated fair values of assets and liabilities, excluding assets and liabilities that are carried at fair value on a recurring basis.

	On June 30, 2026		On December 31, 2025
	Carrying amount	Total estimated fair value	Carrying amount	Total estimated fair value

Assets

Debt securities - held at amortized cost	36	36	36	36

Loans - held at amortized cost	9,475	8,611	9,672	8,902

Deposits with financial institutions - held at amortized cost	11	11	11	11

Liabilities

Subordinated borrowings - held at amortized cost	1,503	1,317	1,461	1,312

Trust pass-through securities - held at amortized cost	102	119	99	118

Borrowings - held at amortized cost	2,230	2,295	1,982	2,059

Investment contracts - held at amortized cost	13,570	10,152	12,652	9,473